Unaudited Consolidated Statements of Comprehensive Income/(Loss) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues	¥ 411,319	$ 63,705	¥ 370,909
Cost of revenues	(274,357)	(42,492)	(280,775)
Gross profit	136,962	21,213	90,134
Operating expenses:
Selling and marketing expenses	(147,543)	(22,852)	(139,466)
General and administrative expenses	(144,511)	(22,382)	(130,415)
Research and development expenses	(7,526)	(1,166)	(15,182)
Loss from operations	(162,618)	(25,187)	(194,929)
Other income (expenses):
Interest income	173	27	282
Interest expenses	(3,475)	(538)	(2,284)
Foreign currency exchange gain/(loss), net	(1,054)	(163)	258
Losses on disposal and closure of subsidiaries and branches	(5,495)	(851)	(10,163)
Government grants	6,369	986	12,879
Equity in income on equity method investments	1,449	224	107
Others, net	(1,735)	(269)	(932)
Loss before income tax	(166,386)	(25,771)	(194,782)
Income tax expense	(3,267)	(506)	(308)
Net Loss	(169,653)	(26,277)	(195,090)
Less: Net loss attributable to non-controlling interests	(4,809)	(745)	3,437
Net loss attributable to shareholders of the Company	(164,844)	(25,532)	(198,527)
Comprehensive loss	¥ (164,844)	$ (25,532)	¥ (198,527)
Net loss per share
- Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (2.57)	$ (0.4)	¥ (3.59)
- Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (2.58)	$ (0.4)	¥ (3.59)
Weighted average shares used in calculating net loss per share
- Basic (in Shares)	64,138,561	64,138,561	55,237,081
- Diluted (in Shares)	63,858,765	63,858,765	55,237,081